Deposits (FY) (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Time Deposits Maturity [Line Items]
Time deposits of 250,000 or more	$ 171,529,000	$ 123,053,000
Fair value adjustments to time deposits	1,092,456	303,981
Deposit liabilities reclassified as loans receivable	155,000	76,380
Related Party [Member]
Time Deposits Maturity [Line Items]
Related party deposit liabilities	$ 16,700,000	$ 15,100,000